Shareholder Report		12 Months Ended
	Sep. 01, 2024	Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS ASSET ALLOCATION TRUST
Entity Central Index Key		0000926425
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2025
C000016765
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Conservative Allocation Fund
Class Name		Class A
Trading Symbol		SPDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 5.41% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 7.40%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Conservative Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Conservative Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'15	$9,425	$10,000	$10,000	$10,000
'15	$9,275	$9,635	$10,051	$9,930
'15	$9,623	$10,360	$10,072	$10,151
'15	$9,638	$10,297	$9,905	$10,141
'15	$9,487	$10,107	$9,958	$10,032
'16	$9,296	$9,471	$10,044	$9,939
'16	$9,232	$9,423	$10,268	$9,967
'16	$9,442	$10,136	$10,546	$10,271
'16	$9,490	$10,299	$10,686	$10,340
'16	$9,546	$10,319	$10,542	$10,377
'16	$9,649	$10,244	$10,850	$10,516
'16	$9,849	$10,700	$10,932	$10,709
'16	$9,833	$10,737	$10,879	$10,713
'16	$9,856	$10,820	$10,939	$10,738
'16	$9,743	$10,609	$10,635	$10,604
'16	$9,703	$10,724	$10,213	$10,468
'16	$9,822	$10,956	$10,166	$10,560
'17	$9,927	$11,255	$10,280	$10,639
'17	$10,105	$11,564	$10,329	$10,794
'17	$10,117	$11,701	$10,345	$10,849
'17	$10,239	$11,888	$10,461	$10,970
'17	$10,361	$12,126	$10,623	$11,096
'17	$10,324	$12,199	$10,614	$11,116
'17	$10,512	$12,534	$10,792	$11,244
'17	$10,553	$12,578	$10,899	$11,322
'17	$10,630	$12,850	$10,801	$11,363
'17	$10,695	$13,109	$10,760	$11,462
'17	$10,769	$13,366	$10,880	$11,512
'17	$10,865	$13,585	$10,918	$11,584
'18	$11,063	$14,318	$11,048	$11,714
'18	$10,766	$13,721	$10,950	$11,467
'18	$10,715	$13,465	$11,066	$11,489
'18	$10,707	$13,589	$10,889	$11,442
'18	$10,756	$13,645	$10,806	$11,491
'18	$10,730	$13,562	$10,758	$11,473
'18	$10,846	$13,933	$10,740	$11,598
'18	$10,954	$14,060	$10,752	$11,660
'18	$10,951	$14,082	$10,659	$11,638
'18	$10,459	$12,977	$10,540	$11,307
'18	$10,517	$13,157	$10,573	$11,399
'18	$10,173	$12,204	$10,787	$11,268
'19	$10,650	$13,196	$10,951	$11,622
'19	$10,809	$13,563	$10,888	$11,727
'19	$10,957	$13,701	$11,024	$11,926
'19	$11,125	$14,152	$10,991	$12,066
'19	$10,915	$13,308	$11,140	$11,963
'19	$11,274	$14,160	$11,387	$12,298
'19	$11,308	$14,201	$11,356	$12,334
'19	$11,358	$13,842	$11,587	$12,463
'19	$11,406	$14,131	$11,469	$12,510
'19	$11,534	$14,521	$11,545	$12,629
'19	$11,619	$14,882	$11,458	$12,704
'19	$11,811	$15,413	$11,524	$12,844
'20	$11,837	$15,207	$11,671	$12,943
'20	$11,486	$13,959	$11,750	$12,741
'20	$10,432	$11,945	$11,487	$12,044
'20	$10,982	$13,263	$11,712	$12,518
'20	$11,300	$13,875	$11,764	$12,826
'20	$11,468	$14,321	$11,868	$13,012
'20	$11,849	$15,062	$12,247	$13,346
'20	$12,083	$15,976	$12,228	$13,532
'20	$11,879	$15,485	$12,184	$13,399
'20	$11,766	$15,150	$12,196	$13,280
'20	$12,462	$17,073	$12,417	$13,843
'20	$12,759	$17,927	$12,584	$14,086
'21	$12,741	$17,903	$12,473	$14,015
'21	$12,813	$18,388	$12,259	$13,998
'21	$12,938	$18,862	$12,023	$14,070
'21	$13,215	$19,678	$12,175	$14,324
'21	$13,349	$19,974	$12,289	$14,417
'21	$13,493	$20,212	$12,181	$14,537
'21	$13,583	$20,309	$12,343	$14,680
'21	$13,708	$20,810	$12,291	$14,773
'21	$13,408	$19,986	$12,073	$14,488
'21	$13,687	$20,952	$12,044	$14,703
'21	$13,480	$20,384	$12,009	$14,623
'21	$13,775	$21,190	$11,992	$14,788
'22	$13,306	$20,087	$11,746	$14,382
'22	$13,066	$19,629	$11,606	$14,132
'22	$13,042	$20,029	$11,253	$13,962
'22	$12,349	$18,438	$10,636	$13,277
'22	$12,397	$18,447	$10,665	$13,347
'22	$11,787	$16,855	$10,323	$12,846
'22	$12,300	$18,056	$10,543	$13,348
'22	$11,942	$17,418	$10,127	$12,912
'22	$11,193	$15,733	$9,606	$12,199
'22	$11,417	$16,698	$9,540	$12,348
'22	$12,020	$17,966	$9,989	$13,016
'22	$11,724	$17,283	$10,043	$12,720
'23	$12,252	$18,556	$10,373	$13,292
'23	$11,910	$18,039	$10,028	$12,937
'23	$12,190	$18,476	$10,345	$13,279
'23	$12,249	$18,709	$10,391	$13,389
'23	$12,092	$18,480	$10,188	$13,248
'23	$12,354	$19,555	$10,187	$13,479
'23	$12,532	$20,303	$10,258	$13,623
'23	$12,344	$19,717	$10,117	$13,458
'23	$11,990	$18,888	$9,822	$13,072
'23	$11,771	$18,254	$9,704	$12,835
'23	$12,486	$19,939	$10,194	$13,559
'23	$13,010	$20,991	$10,617	$14,111
'24	$12,959	$21,035	$10,471	$14,148
'24	$13,061	$21,910	$10,339	$14,186
'24	$13,344	$22,602	$10,396	$14,427
'24	$12,914	$21,833	$10,134	$14,051
'24	$13,313	$22,718	$10,267	$14,404
'24	$13,412	$23,131	$10,281	$14,551
'24	$13,731	$23,614	$10,565	$14,870
'24	$13,958	$24,163	$10,815	$15,118
'24	$14,176	$24,716	$10,999	$15,357
'24	$13,803	$24,142	$10,631	$15,024
'24	$14,135	$25,082	$10,667	$15,316
'24	$13,818	$24,410	$10,438	$15,041
'25	$13,979	$25,205	$10,497	$15,237
'25	$14,097	$24,983	$10,647	$15,422
'25	$13,843	$24,018	$10,713	$15,249
'25	$13,853	$24,248	$11,028	$15,330
'25	$14,112	$25,651	$10,989	$15,557
'25	$14,464	$26,814	$11,197	$15,933
'25	$14,486	$27,172	$11,030	$15,969
'25	$14,713	$27,920	$11,191	$16,237

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.41%	4.02%	4.55%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-0.65%	2.79%	3.94%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Conservative Index	7.40%	3.71%	4.97%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 60,407,027
Holdings Count | Holding		22
Advisory Fees Paid, Amount		$ 62,143
InvestmentCompanyPortfolioTurnover		92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	60,407,027
Number of Portfolio Holdings	22
Portfolio Turnover Rate (%)	92
Total Net Advisory Fees Paid ($)	62,143

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	10%
DWS High Income Fund	9%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	56%
iShares GNMA Bond ETF	13%
Vanguard Intermediate-Term Corporate Bond ETF	11%
Vanguard Total International Bond ETF	10%
iShares U.S. Treasury Bond ETF	9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	29%
DWS Equity 500 Index Fund	21%
DWS RREEF Global Real Estate Securities Fund	3%
DWS Small Cap Core Fund	2%
DWS Emerging Markets Equity Fund	2%
DWS RREEF Global Infrastructure Fund	1%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	5%
iShares Core MSCI Europe ETF	3%
Vanguard S&P 500 ETF	1%
iShares MSCI Japan ETF	1%
iShares MSCI Pacific ex Japan ETF	0%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.95% to 1.03%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective December 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.95% to 1.03%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016768
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Conservative Allocation Fund
Class Name		Class C
Trading Symbol		SPDCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.50%

Gross expense ratio as of the latest prospectus: 2.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 4.63% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 7.40%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Conservative Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Conservative Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,830	$9,635	$10,051	$9,930
'15	$10,190	$10,360	$10,072	$10,151
'15	$10,207	$10,297	$9,905	$10,141
'15	$10,036	$10,107	$9,958	$10,032
'16	$9,825	$9,471	$10,044	$9,939
'16	$9,758	$9,423	$10,268	$9,967
'16	$9,970	$10,136	$10,546	$10,271
'16	$10,012	$10,299	$10,686	$10,340
'16	$10,063	$10,319	$10,542	$10,377
'16	$10,178	$10,244	$10,850	$10,516
'16	$10,372	$10,700	$10,932	$10,709
'16	$10,347	$10,737	$10,879	$10,713
'16	$10,368	$10,820	$10,939	$10,738
'16	$10,241	$10,609	$10,635	$10,604
'16	$10,198	$10,724	$10,213	$10,468
'16	$10,312	$10,956	$10,166	$10,560
'17	$10,423	$11,255	$10,280	$10,639
'17	$10,601	$11,564	$10,329	$10,794
'17	$10,611	$11,701	$10,345	$10,849
'17	$10,731	$11,888	$10,461	$10,970
'17	$10,842	$12,126	$10,623	$11,096
'17	$10,808	$12,199	$10,614	$11,116
'17	$10,996	$12,534	$10,792	$11,244
'17	$11,030	$12,578	$10,899	$11,322
'17	$11,098	$12,850	$10,801	$11,363
'17	$11,166	$13,109	$10,760	$11,462
'17	$11,226	$13,366	$10,880	$11,512
'17	$11,322	$13,585	$10,918	$11,584
'18	$11,529	$14,318	$11,048	$11,714
'18	$11,202	$13,721	$10,950	$11,467
'18	$11,145	$13,465	$11,066	$11,489
'18	$11,128	$13,589	$10,889	$11,442
'18	$11,180	$13,645	$10,806	$11,491
'18	$11,140	$13,562	$10,758	$11,473
'18	$11,252	$13,933	$10,740	$11,598
'18	$11,364	$14,060	$10,752	$11,660
'18	$11,348	$14,082	$10,659	$11,638
'18	$10,829	$12,977	$10,540	$11,307
'18	$10,881	$13,157	$10,573	$11,399
'18	$10,530	$12,204	$10,787	$11,268
'19	$11,015	$13,196	$10,951	$11,622
'19	$11,171	$13,563	$10,888	$11,727
'19	$11,312	$13,701	$11,024	$11,926
'19	$11,485	$14,152	$10,991	$12,066
'19	$11,251	$13,308	$11,140	$11,963
'19	$11,617	$14,160	$11,387	$12,298
'19	$11,643	$14,201	$11,356	$12,334
'19	$11,687	$13,842	$11,587	$12,463
'19	$11,731	$14,131	$11,469	$12,510
'19	$11,853	$14,521	$11,545	$12,629
'19	$11,941	$14,882	$11,458	$12,704
'19	$12,124	$15,413	$11,524	$12,844
'20	$12,142	$15,207	$11,671	$12,943
'20	$11,773	$13,959	$11,750	$12,741
'20	$10,698	$11,945	$11,487	$12,044
'20	$11,252	$13,263	$11,712	$12,518
'20	$11,560	$13,875	$11,764	$12,826
'20	$11,729	$14,321	$11,868	$13,012
'20	$12,118	$15,062	$12,247	$13,346
'20	$12,339	$15,976	$12,228	$13,532
'20	$12,126	$15,485	$12,184	$13,399
'20	$12,002	$15,150	$12,196	$13,280
'20	$12,712	$17,073	$12,417	$13,843
'20	$13,000	$17,927	$12,584	$14,086
'21	$12,981	$17,903	$12,473	$14,015
'21	$13,036	$18,388	$12,259	$13,998
'21	$13,157	$18,862	$12,023	$14,070
'21	$13,439	$19,678	$12,175	$14,324
'21	$13,567	$19,974	$12,289	$14,417
'21	$13,706	$20,212	$12,181	$14,537
'21	$13,778	$20,309	$12,343	$14,680
'21	$13,906	$20,810	$12,291	$14,773
'21	$13,584	$19,986	$12,073	$14,488
'21	$13,867	$20,952	$12,044	$14,703
'21	$13,648	$20,384	$12,009	$14,623
'21	$13,930	$21,190	$11,992	$14,788
'22	$13,455	$20,087	$11,746	$14,382
'22	$13,203	$19,629	$11,606	$14,132
'22	$13,164	$20,029	$11,253	$13,962
'22	$12,465	$18,438	$10,636	$13,277
'22	$12,504	$18,447	$10,665	$13,347
'22	$11,885	$16,855	$10,323	$12,846
'22	$12,392	$18,056	$10,543	$13,348
'22	$12,021	$17,418	$10,127	$12,912
'22	$11,264	$15,733	$9,606	$12,199
'22	$11,480	$16,698	$9,540	$12,348
'22	$12,077	$17,966	$9,989	$13,016
'22	$11,776	$17,283	$10,043	$12,720
'23	$12,297	$18,556	$10,373	$13,292
'23	$11,943	$18,039	$10,028	$12,937
'23	$12,212	$18,476	$10,345	$13,279
'23	$12,271	$18,709	$10,391	$13,389
'23	$12,104	$18,480	$10,188	$13,248
'23	$12,363	$19,555	$10,187	$13,479
'23	$12,521	$20,303	$10,258	$13,623
'23	$12,333	$19,717	$10,117	$13,458
'23	$11,966	$18,888	$9,822	$13,072
'23	$11,748	$18,254	$9,704	$12,835
'23	$12,452	$19,939	$10,194	$13,559
'23	$12,959	$20,991	$10,617	$14,111
'24	$12,909	$21,035	$10,471	$14,148
'24	$13,000	$21,910	$10,339	$14,186
'24	$13,278	$22,602	$10,396	$14,427
'24	$12,840	$21,833	$10,134	$14,051
'24	$13,227	$22,718	$10,267	$14,404
'24	$13,320	$23,131	$10,281	$14,551
'24	$13,627	$23,614	$10,565	$14,870
'24	$13,842	$24,163	$10,815	$15,118
'24	$14,052	$24,716	$10,999	$15,357
'24	$13,662	$24,142	$10,631	$15,024
'24	$13,991	$25,082	$10,667	$15,316
'24	$13,672	$24,410	$10,438	$15,041
'25	$13,809	$25,205	$10,497	$15,237
'25	$13,926	$24,983	$10,647	$15,422
'25	$13,661	$24,018	$10,713	$15,249
'25	$13,671	$24,248	$11,028	$15,330
'25	$13,916	$25,651	$10,989	$15,557
'25	$14,248	$26,814	$11,197	$15,933
'25	$14,259	$27,172	$11,030	$15,969
'25	$14,483	$27,920	$11,191	$16,237

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	4.63%	3.26%	3.77%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.63%	3.26%	3.77%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Conservative Index	7.40%	3.71%	4.97%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 60,407,027
Holdings Count | Holding		22
Advisory Fees Paid, Amount		$ 62,143
InvestmentCompanyPortfolioTurnover		92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	60,407,027
Number of Portfolio Holdings	22
Portfolio Turnover Rate (%)	92
Total Net Advisory Fees Paid ($)	62,143

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	10%
DWS High Income Fund	9%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	56%
iShares GNMA Bond ETF	13%
Vanguard Intermediate-Term Corporate Bond ETF	11%
Vanguard Total International Bond ETF	10%
iShares U.S. Treasury Bond ETF	9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	29%
DWS Equity 500 Index Fund	21%
DWS RREEF Global Real Estate Securities Fund	3%
DWS Small Cap Core Fund	2%
DWS Emerging Markets Equity Fund	2%
DWS RREEF Global Infrastructure Fund	1%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	5%
iShares Core MSCI Europe ETF	3%
Vanguard S&P 500 ETF	1%
iShares MSCI Japan ETF	1%
iShares MSCI Pacific ex Japan ETF	0%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.70% to 1.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective December 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.70% to 1.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016769
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Conservative Allocation Fund
Class Name		Class S
Trading Symbol		SPBAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	0.50%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 5.69% for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Conservative Index, returned 7.40%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Conservative Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Conservative Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Conservative Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,838	$9,635	$10,051	$9,930
'15	$10,208	$10,360	$10,072	$10,151
'15	$10,233	$10,297	$9,905	$10,141
'15	$10,061	$10,107	$9,958	$10,032
'16	$9,867	$9,471	$10,044	$9,939
'16	$9,807	$9,423	$10,268	$9,967
'16	$10,029	$10,136	$10,546	$10,271
'16	$10,080	$10,299	$10,686	$10,340
'16	$10,139	$10,319	$10,542	$10,377
'16	$10,255	$10,244	$10,850	$10,516
'16	$10,469	$10,700	$10,932	$10,709
'16	$10,451	$10,737	$10,879	$10,713
'16	$10,482	$10,820	$10,939	$10,738
'16	$10,362	$10,609	$10,635	$10,604
'16	$10,328	$10,724	$10,213	$10,468
'16	$10,443	$10,956	$10,166	$10,560
'17	$10,573	$11,255	$10,280	$10,639
'17	$10,763	$11,564	$10,329	$10,794
'17	$10,774	$11,701	$10,345	$10,849
'17	$10,904	$11,888	$10,461	$10,970
'17	$11,034	$12,126	$10,623	$11,096
'17	$11,002	$12,199	$10,614	$11,116
'17	$11,202	$12,534	$10,792	$11,244
'17	$11,246	$12,578	$10,899	$11,322
'17	$11,335	$12,850	$10,801	$11,363
'17	$11,405	$13,109	$10,760	$11,462
'17	$11,483	$13,366	$10,880	$11,512
'17	$11,585	$13,585	$10,918	$11,584
'18	$11,805	$14,318	$11,048	$11,714
'18	$11,488	$13,721	$10,950	$11,467
'18	$11,440	$13,465	$11,066	$11,489
'18	$11,431	$13,589	$10,889	$11,442
'18	$11,493	$13,645	$10,806	$11,491
'18	$11,463	$13,562	$10,758	$11,473
'18	$11,587	$13,933	$10,740	$11,598
'18	$11,703	$14,060	$10,752	$11,660
'18	$11,698	$14,082	$10,659	$11,638
'18	$11,180	$12,977	$10,540	$11,307
'18	$11,242	$13,157	$10,573	$11,399
'18	$10,881	$12,204	$10,787	$11,268
'19	$11,392	$13,196	$10,951	$11,622
'19	$11,571	$13,563	$10,888	$11,727
'19	$11,719	$13,701	$11,024	$11,926
'19	$11,908	$14,152	$10,991	$12,066
'19	$11,683	$13,308	$11,140	$11,963
'19	$12,066	$14,160	$11,387	$12,298
'19	$12,111	$14,201	$11,356	$12,334
'19	$12,166	$13,842	$11,587	$12,463
'19	$12,215	$14,131	$11,469	$12,510
'19	$12,361	$14,521	$11,545	$12,629
'19	$12,453	$14,882	$11,458	$12,704
'19	$12,658	$15,413	$11,524	$12,844
'20	$12,695	$15,207	$11,671	$12,943
'20	$12,318	$13,959	$11,750	$12,741
'20	$11,192	$11,945	$11,487	$12,044
'20	$11,783	$13,263	$11,712	$12,518
'20	$12,125	$13,875	$11,764	$12,826
'20	$12,305	$14,321	$11,868	$13,012
'20	$12,723	$15,062	$12,247	$13,346
'20	$12,974	$15,976	$12,228	$13,532
'20	$12,764	$15,485	$12,184	$13,399
'20	$12,642	$15,150	$12,196	$13,280
'20	$13,391	$17,073	$12,417	$13,843
'20	$13,710	$17,927	$12,584	$14,086
'21	$13,700	$17,903	$12,473	$14,015
'21	$13,777	$18,388	$12,259	$13,998
'21	$13,910	$18,862	$12,023	$14,070
'21	$14,219	$19,678	$12,175	$14,324
'21	$14,364	$19,974	$12,289	$14,417
'21	$14,528	$20,212	$12,181	$14,537
'21	$14,625	$20,309	$12,343	$14,680
'21	$14,760	$20,810	$12,291	$14,773
'21	$14,435	$19,986	$12,073	$14,488
'21	$14,747	$20,952	$12,044	$14,703
'21	$14,523	$20,384	$12,009	$14,623
'21	$14,840	$21,190	$11,992	$14,788
'22	$14,344	$20,087	$11,746	$14,382
'22	$14,085	$19,629	$11,606	$14,132
'22	$14,058	$20,029	$11,253	$13,962
'22	$13,320	$18,438	$10,636	$13,277
'22	$13,372	$18,447	$10,665	$13,347
'22	$12,720	$16,855	$10,323	$12,846
'22	$13,275	$18,056	$10,543	$13,348
'22	$12,888	$17,418	$10,127	$12,912
'22	$12,086	$15,733	$9,606	$12,199
'22	$12,328	$16,698	$9,540	$12,348
'22	$12,980	$17,966	$9,989	$13,016
'22	$12,668	$17,283	$10,043	$12,720
'23	$13,240	$18,556	$10,373	$13,292
'23	$12,869	$18,039	$10,028	$12,937
'23	$13,170	$18,476	$10,345	$13,279
'23	$13,245	$18,709	$10,391	$13,389
'23	$13,085	$18,480	$10,188	$13,248
'23	$13,366	$19,555	$10,187	$13,479
'23	$13,548	$20,303	$10,258	$13,623
'23	$13,356	$19,717	$10,117	$13,458
'23	$12,969	$18,888	$9,822	$13,072
'23	$12,742	$18,254	$9,704	$12,835
'23	$13,529	$19,939	$10,194	$13,559
'23	$14,084	$20,991	$10,617	$14,111
'24	$14,040	$21,035	$10,471	$14,148
'24	$14,150	$21,910	$10,339	$14,186
'24	$14,455	$22,602	$10,396	$14,427
'24	$13,999	$21,833	$10,134	$14,051
'24	$14,433	$22,718	$10,267	$14,404
'24	$14,549	$23,131	$10,281	$14,551
'24	$14,896	$23,614	$10,565	$14,870
'24	$15,142	$24,163	$10,815	$15,118
'24	$15,389	$24,716	$10,999	$15,357
'24	$14,972	$24,142	$10,631	$15,024
'24	$15,344	$25,082	$10,667	$15,316
'24	$15,009	$24,410	$10,438	$15,041
'25	$15,172	$25,205	$10,497	$15,237
'25	$15,312	$24,983	$10,647	$15,422
'25	$15,034	$24,018	$10,713	$15,249
'25	$15,058	$24,248	$11,028	$15,330
'25	$15,339	$25,651	$10,989	$15,557
'25	$15,720	$26,814	$11,197	$15,933
'25	$15,744	$27,172	$11,030	$15,969
'25	$16,004	$27,920	$11,191	$16,237

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	5.69%	4.29%	4.81%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Conservative Index	7.40%	3.71%	4.97%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 60,407,027
Holdings Count | Holding		22
Advisory Fees Paid, Amount		$ 62,143
InvestmentCompanyPortfolioTurnover		92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	60,407,027
Number of Portfolio Holdings	22
Portfolio Turnover Rate (%)	92
Total Net Advisory Fees Paid ($)	62,143

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	10%
DWS High Income Fund	9%
DWS Enhanced Commodity Strategy Fund	1%
Fixed Income - Exchange-Traded Funds	56%
iShares GNMA Bond ETF	13%
Vanguard Intermediate-Term Corporate Bond ETF	11%
Vanguard Total International Bond ETF	10%
iShares U.S. Treasury Bond ETF	9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6%
iShares JP Morgan USD Emerging Markets Bond ETF	6%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	29%
DWS Equity 500 Index Fund	21%
DWS RREEF Global Real Estate Securities Fund	3%
DWS Small Cap Core Fund	2%
DWS Emerging Markets Equity Fund	2%
DWS RREEF Global Infrastructure Fund	1%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	5%
iShares Core MSCI Europe ETF	3%
Vanguard S&P 500 ETF	1%
iShares MSCI Japan ETF	1%
iShares MSCI Pacific ex Japan ETF	0%
Xtrackers RREEF Global Natural Resources ETF	0%
Government & Agency Obligations	0%
U.S. Treasury Bills	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.70% to 0.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective December 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.70% to 0.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016756
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Moderate Allocation Fund
Class Name		Class A
Trading Symbol		PLUSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.73%

Gross expense ratio as of the latest prospectus: 1.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 7.17% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 8.61%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Moderate Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Moderate Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'15	$9,425	$10,000	$10,000	$10,000
'15	$9,253	$9,635	$10,051	$9,894
'15	$9,645	$10,360	$10,072	$10,182
'15	$9,684	$10,297	$9,905	$10,175
'15	$9,453	$10,107	$9,958	$10,052
'16	$9,061	$9,471	$10,044	$9,893
'16	$8,801	$9,423	$10,268	$9,901
'16	$9,132	$10,136	$10,546	$10,263
'16	$9,172	$10,299	$10,686	$10,341
'16	$9,252	$10,319	$10,542	$10,383
'16	$9,262	$10,244	$10,850	$10,495
'16	$9,533	$10,700	$10,932	$10,721
'16	$9,543	$10,737	$10,879	$10,731
'16	$9,563	$10,820	$10,939	$10,766
'16	$9,463	$10,609	$10,635	$10,621
'16	$9,573	$10,724	$10,213	$10,522
'16	$9,694	$10,956	$10,166	$10,633
'17	$9,811	$11,255	$10,280	$10,744
'17	$10,013	$11,564	$10,329	$10,920
'17	$10,024	$11,701	$10,345	$10,991
'17	$10,152	$11,888	$10,461	$11,123
'17	$10,279	$12,126	$10,623	$11,268
'17	$10,290	$12,199	$10,614	$11,297
'17	$10,503	$12,534	$10,792	$11,452
'17	$10,513	$12,578	$10,899	$11,524
'17	$10,652	$12,850	$10,801	$11,598
'17	$10,769	$13,109	$10,760	$11,721
'17	$10,918	$13,366	$10,880	$11,796
'17	$11,032	$13,585	$10,918	$11,885
'18	$11,391	$14,318	$11,048	$12,093
'18	$10,998	$13,721	$10,950	$11,795
'18	$10,908	$13,465	$11,066	$11,795
'18	$10,964	$13,589	$10,889	$11,759
'18	$11,021	$13,645	$10,806	$11,809
'18	$10,998	$13,562	$10,758	$11,782
'18	$11,178	$13,933	$10,740	$11,945
'18	$11,313	$14,060	$10,752	$12,013
'18	$11,324	$14,082	$10,659	$11,998
'18	$10,650	$12,977	$10,540	$11,574
'18	$10,740	$13,157	$10,573	$11,680
'18	$10,187	$12,204	$10,787	$11,443
'19	$10,816	$13,196	$10,951	$11,877
'19	$11,018	$13,563	$10,888	$12,014
'19	$11,136	$13,701	$11,024	$12,211
'19	$11,385	$14,152	$10,991	$12,393
'19	$10,982	$13,308	$11,140	$12,197
'19	$11,456	$14,160	$11,387	$12,597
'19	$11,492	$14,201	$11,356	$12,628
'19	$11,456	$13,842	$11,587	$12,708
'19	$11,587	$14,131	$11,469	$12,789
'19	$11,777	$14,521	$11,545	$12,947
'19	$11,919	$14,882	$11,458	$13,052
'19	$12,197	$15,413	$11,524	$13,240
'20	$12,159	$15,207	$11,671	$13,294
'20	$11,582	$13,959	$11,750	$12,967
'20	$10,240	$11,945	$11,487	$12,100
'20	$10,917	$13,263	$11,712	$12,671
'20	$11,256	$13,875	$11,764	$13,029
'20	$11,444	$14,321	$11,868	$13,246
'20	$11,908	$15,062	$12,247	$13,633
'20	$12,272	$15,976	$12,228	$13,915
'20	$11,984	$15,485	$12,184	$13,737
'20	$11,821	$15,150	$12,196	$13,587
'20	$12,787	$17,073	$12,417	$14,306
'20	$13,197	$17,927	$12,584	$14,620
'21	$13,210	$17,903	$12,473	$14,552
'21	$13,393	$18,388	$12,259	$14,599
'21	$13,641	$18,862	$12,023	$14,737
'21	$14,073	$19,678	$12,175	$15,055
'21	$14,269	$19,974	$12,289	$15,177
'21	$14,439	$20,212	$12,181	$15,306
'21	$14,531	$20,309	$12,343	$15,453
'21	$14,727	$20,810	$12,291	$15,588
'21	$14,295	$19,986	$12,073	$15,239
'21	$14,779	$20,952	$12,044	$15,546
'21	$14,465	$20,384	$12,009	$15,421
'21	$14,945	$21,190	$11,992	$15,660
'22	$14,342	$20,087	$11,746	$15,193
'22	$14,127	$19,629	$11,606	$14,905
'22	$14,271	$20,029	$11,253	$14,793
'22	$13,439	$18,438	$10,636	$14,005
'22	$13,482	$18,447	$10,665	$14,085
'22	$12,650	$16,855	$10,323	$13,465
'22	$13,310	$18,056	$10,543	$14,050
'22	$12,894	$17,418	$10,127	$13,570
'22	$11,933	$15,733	$9,606	$12,747
'22	$12,406	$16,698	$9,540	$12,994
'22	$13,123	$17,966	$9,989	$13,756
'22	$12,702	$17,283	$10,043	$13,403
'23	$13,396	$18,556	$10,373	$14,066
'23	$12,997	$18,039	$10,028	$13,677
'23	$13,278	$18,476	$10,345	$14,045
'23	$13,352	$18,709	$10,391	$14,178
'23	$13,145	$18,480	$10,188	$14,020
'23	$13,603	$19,555	$10,187	$14,346
'23	$13,913	$20,303	$10,258	$14,552
'23	$13,617	$19,717	$10,117	$14,340
'23	$13,174	$18,888	$9,822	$13,898
'23	$12,909	$18,254	$9,704	$13,626
'23	$13,839	$19,939	$10,194	$14,456
'23	$14,466	$20,991	$10,617	$15,066
'24	$14,435	$21,035	$10,471	$15,102
'24	$14,747	$21,910	$10,339	$15,232
'24	$15,169	$22,602	$10,396	$15,529
'24	$14,559	$21,833	$10,134	$15,103
'24	$15,122	$22,718	$10,267	$15,530
'24	$15,231	$23,131	$10,281	$15,701
'24	$15,591	$23,614	$10,565	$16,040
'24	$15,872	$24,163	$10,815	$16,325
'24	$16,137	$24,716	$10,999	$16,596
'24	$15,669	$24,142	$10,631	$16,232
'24	$16,184	$25,082	$10,667	$16,589
'24	$15,704	$24,410	$10,438	$16,267
'25	$15,948	$25,205	$10,497	$16,520
'25	$16,014	$24,983	$10,647	$16,684
'25	$15,616	$24,018	$10,713	$16,444
'25	$15,616	$24,248	$11,028	$16,534
'25	$16,125	$25,651	$10,989	$16,878
'25	$16,611	$26,814	$11,197	$17,343
'25	$16,678	$27,172	$11,030	$17,403
'25	$17,009	$27,920	$11,191	$17,730

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	7.17%	6.75%	6.08%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	1.01%	5.49%	5.46%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Moderate Index	8.61%	4.97%	5.89%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 21,111,157
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,111,157
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	135
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
DWS High Income Fund	5%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	6%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	3%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	50%
DWS Equity 500 Index Fund	36%
DWS Emerging Markets Equity Fund	5%
DWS RREEF Global Real Estate Securities Fund	3%
DWS RREEF Global Infrastructure Fund	3%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	15%
iShares Core MSCI Europe ETF	6%
Vanguard S&P 500 ETF	4%
iShares MSCI Japan ETF	2%
iShares Russell 2000 ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.06% to 1.03%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.06% to 1.03%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016758
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Moderate Allocation Fund
Class Name		Class C
Trading Symbol		PLSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.48%

Gross expense ratio as of the latest prospectus: 2.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 6.41% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 8.61%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Moderate Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Moderate Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,807	$9,635	$10,051	$9,894
'15	$10,221	$10,360	$10,072	$10,182
'15	$10,252	$10,297	$9,905	$10,175
'15	$10,013	$10,107	$9,958	$10,052
'16	$9,588	$9,471	$10,044	$9,893
'16	$9,302	$9,423	$10,268	$9,901
'16	$9,641	$10,136	$10,546	$10,263
'16	$9,684	$10,299	$10,686	$10,341
'16	$9,758	$10,319	$10,542	$10,383
'16	$9,769	$10,244	$10,850	$10,495
'16	$10,044	$10,700	$10,932	$10,721
'16	$10,044	$10,737	$10,879	$10,731
'16	$10,076	$10,820	$10,939	$10,766
'16	$9,949	$10,609	$10,635	$10,621
'16	$10,066	$10,724	$10,213	$10,522
'16	$10,191	$10,956	$10,166	$10,633
'17	$10,302	$11,255	$10,280	$10,744
'17	$10,515	$11,564	$10,329	$10,920
'17	$10,515	$11,701	$10,345	$10,991
'17	$10,637	$11,888	$10,461	$11,123
'17	$10,760	$12,126	$10,623	$11,268
'17	$10,771	$12,199	$10,614	$11,297
'17	$10,983	$12,534	$10,792	$11,452
'17	$10,983	$12,578	$10,899	$11,524
'17	$11,128	$12,850	$10,801	$11,598
'17	$11,251	$13,109	$10,760	$11,721
'17	$11,396	$13,366	$10,880	$11,796
'17	$11,507	$13,585	$10,918	$11,885
'18	$11,869	$14,318	$11,048	$12,093
'18	$11,460	$13,721	$10,950	$11,795
'18	$11,355	$13,465	$11,066	$11,795
'18	$11,402	$13,589	$10,889	$11,759
'18	$11,460	$13,645	$10,806	$11,809
'18	$11,425	$13,562	$10,758	$11,782
'18	$11,612	$13,933	$10,740	$11,945
'18	$11,729	$14,060	$10,752	$12,013
'18	$11,741	$14,082	$10,659	$11,998
'18	$11,039	$12,977	$10,540	$11,574
'18	$11,121	$13,157	$10,573	$11,680
'18	$10,549	$12,204	$10,787	$11,443
'19	$11,186	$13,196	$10,951	$11,877
'19	$11,394	$13,563	$10,888	$12,014
'19	$11,504	$13,701	$11,024	$12,211
'19	$11,749	$14,152	$10,991	$12,393
'19	$11,333	$13,308	$11,140	$12,197
'19	$11,811	$14,160	$11,387	$12,597
'19	$11,835	$14,201	$11,356	$12,628
'19	$11,798	$13,842	$11,587	$12,708
'19	$11,921	$14,131	$11,469	$12,789
'19	$12,105	$14,521	$11,545	$12,947
'19	$12,252	$14,882	$11,458	$13,052
'19	$12,529	$15,413	$11,524	$13,240
'20	$12,478	$15,207	$11,671	$13,294
'20	$11,873	$13,959	$11,750	$12,967
'20	$10,497	$11,945	$11,487	$12,100
'20	$11,179	$13,263	$11,712	$12,671
'20	$11,526	$13,875	$11,764	$13,029
'20	$11,719	$14,321	$11,868	$13,246
'20	$12,182	$15,062	$12,247	$13,633
'20	$12,542	$15,976	$12,228	$13,915
'20	$12,246	$15,485	$12,184	$13,737
'20	$12,066	$15,150	$12,196	$13,587
'20	$13,044	$17,073	$12,417	$14,306
'20	$13,453	$17,927	$12,584	$14,620
'21	$13,453	$17,903	$12,473	$14,552
'21	$13,639	$18,388	$12,259	$14,599
'21	$13,879	$18,862	$12,023	$14,737
'21	$14,305	$19,678	$12,175	$15,055
'21	$14,504	$19,974	$12,289	$15,177
'21	$14,664	$20,212	$12,181	$15,306
'21	$14,744	$20,309	$12,343	$15,453
'21	$14,943	$20,810	$12,291	$15,588
'21	$14,504	$19,986	$12,073	$15,239
'21	$14,970	$20,952	$12,044	$15,546
'21	$14,651	$20,384	$12,009	$15,421
'21	$15,131	$21,190	$11,992	$15,660
'22	$14,509	$20,087	$11,746	$15,193
'22	$14,277	$19,629	$11,606	$14,905
'22	$14,407	$20,029	$11,253	$14,793
'22	$13,567	$18,438	$10,636	$14,005
'22	$13,596	$18,447	$10,665	$14,085
'22	$12,757	$16,855	$10,323	$13,465
'22	$13,408	$18,056	$10,543	$14,050
'22	$12,988	$17,418	$10,127	$13,570
'22	$12,018	$15,733	$9,606	$12,747
'22	$12,482	$16,698	$9,540	$12,994
'22	$13,191	$17,966	$9,989	$13,756
'22	$12,756	$17,283	$10,043	$13,403
'23	$13,452	$18,556	$10,373	$14,066
'23	$13,038	$18,039	$10,028	$13,677
'23	$13,319	$18,476	$10,345	$14,045
'23	$13,378	$18,709	$10,391	$14,178
'23	$13,171	$18,480	$10,188	$14,020
'23	$13,615	$19,555	$10,187	$14,346
'23	$13,911	$20,303	$10,258	$14,552
'23	$13,615	$19,717	$10,117	$14,340
'23	$13,171	$18,888	$9,822	$13,898
'23	$12,890	$18,254	$9,704	$13,626
'23	$13,807	$19,939	$10,194	$14,456
'23	$14,414	$20,991	$10,617	$15,066
'24	$14,383	$21,035	$10,471	$15,102
'24	$14,693	$21,910	$10,339	$15,232
'24	$15,097	$22,602	$10,396	$15,529
'24	$14,491	$21,833	$10,134	$15,103
'24	$15,035	$22,718	$10,267	$15,530
'24	$15,128	$23,131	$10,281	$15,701
'24	$15,470	$23,614	$10,565	$16,040
'24	$15,734	$24,163	$10,815	$16,325
'24	$15,998	$24,716	$10,999	$16,596
'24	$15,532	$24,142	$10,631	$16,232
'24	$16,013	$25,082	$10,667	$16,589
'24	$15,522	$24,410	$10,438	$16,267
'25	$15,761	$25,205	$10,497	$16,520
'25	$15,827	$24,983	$10,647	$16,684
'25	$15,434	$24,018	$10,713	$16,444
'25	$15,434	$24,248	$11,028	$16,534
'25	$15,914	$25,651	$10,989	$16,878
'25	$16,394	$26,814	$11,197	$17,343
'25	$16,415	$27,172	$11,030	$17,403
'25	$16,742	$27,920	$11,191	$17,730

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.41%	5.95%	5.29%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.65%	5.95%	5.29%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Moderate Index	8.61%	4.97%	5.89%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 21,111,157
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,111,157
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	135
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
DWS High Income Fund	5%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	6%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	3%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	50%
DWS Equity 500 Index Fund	36%
DWS Emerging Markets Equity Fund	5%
DWS RREEF Global Real Estate Securities Fund	3%
DWS RREEF Global Infrastructure Fund	3%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	15%
iShares Core MSCI Europe ETF	6%
Vanguard S&P 500 ETF	4%
iShares MSCI Japan ETF	2%
iShares Russell 2000 ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.81% to 1.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.81% to 1.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016759
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Moderate Allocation Fund
Class Name		Class S
Trading Symbol		PPLSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	0.48%

Gross expense ratio as of the latest prospectus: 1.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 7.49% for the period ended August 31, 2025. The Fund's broad-based indices, the MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index, returned 15.55% and 3.47%, respectively for the same period, while the Fund's additional, more narrowly based index, the S&P Target Risk Moderate Index, returned 8.61%.

The Fund’s allocation to alternative assets was the primary reason for the shortfall in performance versus the S&P Target Risk Moderate Index. We hold an alternatives portfolio consisting of infrastructure stocks, global real estate investment trusts (REITs), a commodity portfolio, and natural resources stocks. This segment of the Fund lagged the S&P Target Risk Moderate Index, which has no allocation to alternative assets. Weakness in REITs, which finished with a negative return at a time in which investors demonstrated a preference for faster growing and/or higher-risk stocks, was the primary reason for the underperformance in alternatives. On the other hand, infrastructure stocks performed very well and made a strong contribution to overall Fund performance. The sector posted a sizable gain due in part to expectations for increased infrastructure spending in Europe.

The underperformance of the underlying U.S. equity and emerging-market equity funds compared to their respective categories was an additional factor weighing on performance. A position in U.S. small caps, which lagged due to uncertainty about U.S. economic growth and the Trump administration’s trade policy, also detracted.

On the positive side, the Fund benefited from its overweight in equities given stocks’ strong outperformance relative to bonds.

Positioning in the fixed-income portfolio further contributed. We maintained overweights in more credit-oriented sectors such as dollar-denominated and local-currency emerging-market bonds, U.S. high yield, and U.S. investment-grade corporates, while holding an underweight in core bonds. Higher-yielding market segments generally outperformed, reflecting investors’ hearty appetite for risk. The Fund used derivatives during the course of the period to adjust its positioning and take advantage of tactical opportunities. The use of derivatives was a net detractor.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	S&P Target Risk Moderate Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,817	$9,635	$10,051	$9,894
'15	$10,245	$10,360	$10,072	$10,182
'15	$10,277	$10,297	$9,905	$10,175
'15	$10,047	$10,107	$9,958	$10,052
'16	$9,630	$9,471	$10,044	$9,893
'16	$9,353	$9,423	$10,268	$9,901
'16	$9,705	$10,136	$10,546	$10,263
'16	$9,748	$10,299	$10,686	$10,341
'16	$9,833	$10,319	$10,542	$10,383
'16	$9,854	$10,244	$10,850	$10,495
'16	$10,132	$10,700	$10,932	$10,721
'16	$10,153	$10,737	$10,879	$10,731
'16	$10,185	$10,820	$10,939	$10,766
'16	$10,068	$10,609	$10,635	$10,621
'16	$10,185	$10,724	$10,213	$10,522
'16	$10,330	$10,956	$10,166	$10,633
'17	$10,455	$11,255	$10,280	$10,744
'17	$10,670	$11,564	$10,329	$10,920
'17	$10,682	$11,701	$10,345	$10,991
'17	$10,818	$11,888	$10,461	$11,123
'17	$10,954	$12,126	$10,623	$11,268
'17	$10,966	$12,199	$10,614	$11,297
'17	$11,193	$12,534	$10,792	$11,452
'17	$11,204	$12,578	$10,899	$11,524
'17	$11,363	$12,850	$10,801	$11,598
'17	$11,499	$13,109	$10,760	$11,721
'17	$11,658	$13,366	$10,880	$11,796
'17	$11,775	$13,585	$10,918	$11,885
'18	$12,159	$14,318	$11,048	$12,093
'18	$11,751	$13,721	$10,950	$11,795
'18	$11,655	$13,465	$11,066	$11,795
'18	$11,715	$13,589	$10,889	$11,759
'18	$11,787	$13,645	$10,806	$11,809
'18	$11,751	$13,562	$10,758	$11,782
'18	$11,955	$13,933	$10,740	$11,945
'18	$12,099	$14,060	$10,752	$12,013
'18	$12,111	$14,082	$10,659	$11,998
'18	$11,390	$12,977	$10,540	$11,574
'18	$11,499	$13,157	$10,573	$11,680
'18	$10,912	$12,204	$10,787	$11,443
'19	$11,573	$13,196	$10,951	$11,877
'19	$11,802	$13,563	$10,888	$12,014
'19	$11,929	$13,701	$11,024	$12,211
'19	$12,196	$14,152	$10,991	$12,393
'19	$11,764	$13,308	$11,140	$12,197
'19	$12,273	$14,160	$11,387	$12,597
'19	$12,311	$14,201	$11,356	$12,628
'19	$12,273	$13,842	$11,587	$12,708
'19	$12,425	$14,131	$11,469	$12,789
'19	$12,629	$14,521	$11,545	$12,947
'19	$12,794	$14,882	$11,458	$13,052
'19	$13,087	$15,413	$11,524	$13,240
'20	$13,047	$15,207	$11,671	$13,294
'20	$12,426	$13,959	$11,750	$12,967
'20	$10,996	$11,945	$11,487	$12,100
'20	$11,711	$13,263	$11,712	$12,671
'20	$12,089	$13,875	$11,764	$13,029
'20	$12,305	$14,321	$11,868	$13,246
'20	$12,804	$15,062	$12,247	$13,633
'20	$13,195	$15,976	$12,228	$13,915
'20	$12,885	$15,485	$12,184	$13,737
'20	$12,710	$15,150	$12,196	$13,587
'20	$13,748	$17,073	$12,417	$14,306
'20	$14,198	$17,927	$12,584	$14,620
'21	$14,212	$17,903	$12,473	$14,552
'21	$14,409	$18,388	$12,259	$14,599
'21	$14,677	$18,862	$12,023	$14,737
'21	$15,142	$19,678	$12,175	$15,055
'21	$15,368	$19,974	$12,289	$15,177
'21	$15,551	$20,212	$12,181	$15,306
'21	$15,650	$20,309	$12,343	$15,453
'21	$15,861	$20,810	$12,291	$15,588
'21	$15,410	$19,986	$12,073	$15,239
'21	$15,932	$20,952	$12,044	$15,546
'21	$15,593	$20,384	$12,009	$15,421
'21	$16,123	$21,190	$11,992	$15,660
'22	$15,472	$20,087	$11,746	$15,193
'22	$15,239	$19,629	$11,606	$14,905
'22	$15,394	$20,029	$11,253	$14,793
'22	$14,495	$18,438	$10,636	$14,005
'22	$14,541	$18,447	$10,665	$14,085
'22	$13,658	$16,855	$10,323	$13,465
'22	$14,371	$18,056	$10,543	$14,050
'22	$13,937	$17,418	$10,127	$13,570
'22	$12,898	$15,733	$9,606	$12,747
'22	$13,410	$16,698	$9,540	$12,994
'22	$14,185	$17,966	$9,989	$13,756
'22	$13,732	$17,283	$10,043	$13,403
'23	$14,501	$18,556	$10,373	$14,066
'23	$14,053	$18,039	$10,028	$13,677
'23	$14,373	$18,476	$10,345	$14,045
'23	$14,453	$18,709	$10,391	$14,178
'23	$14,229	$18,480	$10,188	$14,020
'23	$14,725	$19,555	$10,187	$14,346
'23	$15,061	$20,303	$10,258	$14,552
'23	$14,741	$19,717	$10,117	$14,340
'23	$14,277	$18,888	$9,822	$13,898
'23	$13,988	$18,254	$9,704	$13,626
'23	$14,997	$19,939	$10,194	$14,456
'23	$15,666	$20,991	$10,617	$15,066
'24	$15,649	$21,035	$10,471	$15,102
'24	$16,006	$21,910	$10,339	$15,232
'24	$16,447	$22,602	$10,396	$15,529
'24	$15,802	$21,833	$10,134	$15,103
'24	$16,396	$22,718	$10,267	$15,530
'24	$16,532	$23,131	$10,281	$15,701
'24	$16,922	$23,614	$10,565	$16,040
'24	$17,228	$24,163	$10,815	$16,325
'24	$17,516	$24,716	$10,999	$16,596
'24	$17,024	$24,142	$10,631	$16,232
'24	$17,567	$25,082	$10,667	$16,589
'24	$17,048	$24,410	$10,438	$16,267
'25	$17,337	$25,205	$10,497	$16,520
'25	$17,409	$24,983	$10,647	$16,684
'25	$16,975	$24,018	$10,713	$16,444
'25	$16,999	$24,248	$11,028	$16,534
'25	$17,530	$25,651	$10,989	$16,878
'25	$18,085	$26,814	$11,197	$17,343
'25	$18,133	$27,172	$11,030	$17,403
'25	$18,519	$27,920	$11,191	$17,730

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	7.49%	7.01%	6.36%
MSCI ACWI All Cap Index	15.55%	11.81%	10.81%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
S&P Target Risk Moderate Index	8.61%	4.97%	5.89%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 21,111,157
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,111,157
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	135
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
DWS High Income Fund	5%
DWS Enhanced Commodity Strategy Fund	2%
DWS Emerging Markets Fixed Income Fund	0%
Fixed Income - Exchange-Traded Funds	27%
Vanguard Intermediate-Term Corporate Bond ETF	9%
iShares GNMA Bond ETF	6%
iShares U.S. Treasury Bond ETF	5%
iShares JP Morgan USD Emerging Markets Bond ETF	3%
iShares Core International Aggregate Bond ETF	3%
VanEck JP Morgan EM Local Currency Bond ETF	1%
Fixed Income - Money Market Funds	0%
DWS Central Cash Management Government Fund	0%
Equity - Equity Funds	50%
DWS Equity 500 Index Fund	36%
DWS Emerging Markets Equity Fund	5%
DWS RREEF Global Real Estate Securities Fund	3%
DWS RREEF Global Infrastructure Fund	3%
DWS Small Cap Core Fund	3%
DWS RREEF Real Estate Securities Fund	0%
Equity - Exchange-Traded Funds	15%
iShares Core MSCI Europe ETF	6%
Vanguard S&P 500 ETF	4%
iShares MSCI Japan ETF	2%
iShares Russell 2000 ETF	1%
iShares MSCI Pacific ex Japan ETF	1%
Xtrackers RREEF Global Natural Resources ETF	1%
Government & Agency Obligations	1%
U.S. Treasury Bills	1%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.81% to 0.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.81% to 0.78%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.